INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories are summarized as follows:
	2012	2011
Raw Material	$3,056,637	$3,544,443
Finished Good	362,118	-
Direct production cost	319,929	434,591
	$3,738,684	$3,979,034